CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	41,002,113	36,590,478
Ordinary shares, shares outstanding	41,002,113	36,590,478